UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Retirement Income 2020 Fund

Investor Class (TRLAX)

This annual shareholder report contains important information about Retirement Income 2020 Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2020 Fund - Investor Class	$54	0.52%

What drove fund performance during the past 12 months?

  Global stock indexes and global fixed income markets were mostly positive in 2024. Shares were supported by generally favorable corporate earnings, a resilient labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles by several major central banks later in the period. Cutting cycles boosted sentiment, as did optimism surrounding artificial intelligence.

  Compared with S&P Target Date 2020 Index, the fund’s higher total equity exposure in its glide path contributed to results for the period. As some U.S. equity indexes reached all-time highs, the fund’s greater allocation to U.S. equity versus the benchmark added value, as domestic stocks outperformed international equities.

  On the negative side, security selection very slightly detracted from performance overall, led by unfavorable selection among U.S. mid-cap growth and U.S. large-cap growth equities. Tactical allocation also modestly detracted overall, with an overweight to real assets equities weighing, as real assets equities underperformed global equities.

  The fund seeks to provide monthly income. The fund pursues its objectives by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $25,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
5/25/17	25,000	25,000	25,000
6/30/17	25,082	25,052	25,069
9/30/17	25,935	25,264	25,773
12/31/17	26,719	25,362	26,599
3/31/18	26,681	24,992	26,353
6/30/18	26,802	24,952	26,641
9/30/18	27,406	24,957	27,262
12/31/18	25,385	25,365	25,492
3/31/19	27,612	26,112	27,390
6/30/19	28,535	26,916	28,179
9/30/19	28,749	27,527	28,509
12/31/19	30,233	27,576	29,704
3/31/20	25,954	28,444	26,570
6/30/20	29,717	29,268	29,399
9/30/20	31,201	29,449	30,498
12/31/20	34,295	29,646	32,746
3/31/21	35,296	28,646	33,224
6/30/21	36,898	29,171	34,520
9/30/21	36,831	29,186	34,438
12/31/21	37,881	29,189	35,615
3/31/22	35,956	27,457	33,936
6/30/22	32,237	26,168	30,770
9/30/22	30,625	24,925	29,359
12/31/22	32,289	25,391	31,051
3/31/23	33,768	26,144	32,458
6/30/23	34,729	25,923	33,188
9/30/23	33,882	25,085	32,282
12/31/23	36,634	26,795	34,878
3/31/24	38,298	26,587	35,994
6/30/24	38,689	26,605	36,453
9/30/24	40,642	27,987	38,431
12/31/24	40,019	27,130	37,699

202501-4140694, 202502-4108762

F1083-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/25/17
Retirement Income 2020 Fund (Investor Class)	9.24%	5.77%	6.38%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.25	-0.33	1.08
S&P Target Date 2020 Index (Strategy Benchmark)	8.09	4.88	5.55

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$173,475
  Number of Portfolio Holdings27
  Investment Advisory Fees Paid (000s)$709
  Portfolio Turnover Rate19.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	39.4%
Domestic Bond Funds	33.0
International Bond Funds	12.8
International Equity Funds	12.7
Short-Term and Other	2.1

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	14.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Growth Stock Fund	7.3
T. Rowe Price Value Fund	7.3
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price International Bond Fund (USD Hedged)	5.1
T. Rowe Price U.S. Large-Cap Core Fund	5.1
T. Rowe Price Equity Index 500 Fund	4.8
T. Rowe Price Overseas Stock Fund	3.7
T. Rowe Price International Value Equity Fund	3.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement Income 2020 Fund

Investor Class (TRLAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Retirement Income 2020 Fund

I Class (TRABX)

This annual shareholder report contains important information about Retirement Income 2020 Fund (the "fund") for the period of January 17, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2020 Fund - I Class	$39	0.37%

What drove fund performance during the past 12 months?

  Global stock indexes and global fixed income markets were mostly positive in 2024. Shares were supported by generally favorable corporate earnings, a resilient labor market, easing inflation pressures, and the beginning of interest rate-cutting cycles by several major central banks later in the period. Cutting cycles boosted sentiment, as did optimism surrounding artificial intelligence.

  Compared with S&P Target Date 2020 Index, the fund’s higher total equity exposure in its glide path contributed to results for the period. As some U.S. equity indexes reached all-time highs, the fund’s greater allocation to U.S. equity versus the benchmark added value, as domestic stocks outperformed international equities.

  On the negative side, security selection very slightly detracted from performance overall, led by unfavorable selection among U.S. mid-cap growth and U.S. large-cap growth equities. Tactical allocation also modestly detracted overall, with an overweight to real assets equities weighing, as real assets equities underperformed global equities.

  The fund seeks to provide monthly income. The fund pursues its objectives by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to its target retirement date.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
1/17/24	500,000	500,000	500,000
3/31/2024	530,339	502,314	523,543
6/30/2024	536,336	502,641	530,220
9/30/2024	563,376	528,759	558,999
2024	554,757	512,570	548,344

202501-4140694, 202502-4108762

F1842-052 2/25

Average Annual Total Returns

Since Inception 1/17/24
Retirement Income 2020 Fund (I Class)	10.95%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	2.51
S&P Target Date 2020 Index (Strategy Benchmark)	9.67

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$173,475
  Number of Portfolio Holdings27
  Investment Advisory Fees Paid (000s)$709
  Portfolio Turnover Rate19.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	39.4%
Domestic Bond Funds	33.0
International Bond Funds	12.8
International Equity Funds	12.7
Short-Term and Other	2.1

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	14.3%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.8
T. Rowe Price Growth Stock Fund	7.3
T. Rowe Price Value Fund	7.3
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price International Bond Fund (USD Hedged)	5.1
T. Rowe Price U.S. Large-Cap Core Fund	5.1
T. Rowe Price Equity Index 500 Fund	4.8
T. Rowe Price Overseas Stock Fund	3.7
T. Rowe Price International Value Equity Fund	3.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Retirement Income 2020 Fund

I Class (TRABX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$14,377	$14,113
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRLAX Retirement Income 2020
Fund
TRABX Retirement Income 2020
Fund–
.
I Class

T. ROWE PRICE Retirement Income 2020 Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 8.97 $ 8.49 $ 10.91 $ 10.66 $ 10.20
Investment activities
Net investment income
(1)(2)
0.18 0.21 0.23 0.19 0.14
Net realized and unrealized
gain/loss 0.63 0.90 (1.82) 0.91 1.17
Total from investment
activities 0.81 1.11 (1.59) 1.10 1.31
Distributions
Net investment income (0.29) (0.22) (0.30) (0.33) (0.22)
Net realized gain (0.18) (0.04) (0.20) (0.25) (0.18)
Tax return of capital (0.32) (0.37) (0.33) (0.27) (0.45)
Total distributions (0.79) (0.63) (0.83) (0.85) (0.85)
NET ASSET VALUE
End of period $ 8.99 $ 8.97 $ 8.49 $ 10.91 $ 10.66

T. ROWE PRICE Retirement Income 2020 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)(4)
9.24% 13.45% (14.76)% 10.46% 13.44%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price
Associates
(4)
0.52% 0.53% 0.53% 0.55% 0.51%
Net expenses after payments
by Price Associates
(4)
0.52% 0.53% 0.53% 0.55% 0.50%
Weighted average net
expenses of underlying Price
Funds
(5)
0.00% 0.00% 0.00% 0.00% 0.10%
Effective net expenses 0.52% 0.53% 0.53% 0.55% 0.60%
Net investment income
(4)
1.92% 2.38% 2.40% 1.72% 1.43%
Portfolio turnover rate
(4)
19.1% 34.7% 47.8% 21.2% 53.4%
Net assets, end of period (in
thousands) $46,829 $148,669 $128,122 $142,940 $95,235
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement Income 2020 Fund
Financial Highlights

For a share outstanding throughout the period
I Class
(1)
1/17/24
(1)
Through
12/31/24
NET ASSET VALUE
Beginning of period $ 8.80
Investment activities
Net investment income
(2)(3)
0.31
Net realized and unrealized gain/loss 0.64
Total from investment activities 0.95
Distributions
Net investment income (0.27)
Net realized gain (0.18)
Tax return of capital (0.30)
Total distributions (0.75)
NET ASSET VALUE
End of period $ 9.00
Ratios/Supplemental Data
Total return
(3)(4)(5)
10.95%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.37%
(6)
Net expenses after payments by Price Associates
(5)
0.37%
(6)
Net investment income
(5)
3.48%
(6)
Portfolio turnover rate
(5)
19.1%
Net assets, end of period (in thousands) $126,646
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement Income 2020 Fund
December 31, 2024

Portfolio of Investments
(1)
(1)
$ Value
12/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
12/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 45.8%
T. Rowe Price Funds:
New Income Fund  20,859 6,628 2,259 3,144,483 24,716
Limited Duration Inflation Focused
Bond Fund  15,867 6,252 1,813 4,430,128 20,378
International Bond Fund (USD
Hedged)  7,139 2,429 789 1,041,849 8,887
Dynamic Global Bond Fund  4,825 1,499 626 750,146 5,844
U.S. Treasury Long-Term Index
Fund  5,227 1,134 587 750,026 5,325
Emerging Markets Bond Fund  4,862 1,073 717 580,901 5,315
High Yield Fund  4,561 1,049 431 878,393 5,191
Dynamic Credit Fund  1,747 591 206 241,573 2,138
Floating Rate Fund  1,671 396 387 181,522 1,690
Total Bond Mutual Funds (Cost $86,033) 79,484
EQUITY MUTUAL FUNDS 52.1%
T. Rowe Price Funds:
Growth Stock Fund  10,763 2,500 2,606 118,550 12,701
Value Fund  10,923 2,867 1,742 283,754 12,644
Hedged Equity Fund  7,548 1,615 1,085 748,149 9,322
U.S. Large-Cap Core Fund  6,714 1,990 900 214,740 8,871
Equity Index 500 Fund  6,923 2,489 2,301 53,460 8,264
Overseas Stock Fund  5,763 1,326 703 506,574 6,362
International Value Equity Fund  5,071 1,261 585 356,579 6,005
Real Assets Fund  4,944 1,358 503 409,382 5,719
International Stock Fund  4,888 1,027 555 280,136 5,435
Mid-Cap Growth Fund  2,923 739 506 31,067 3,129
Mid-Cap Value Fund  2,594 771 497 90,555 2,895
Emerging Markets Discovery Stock
Fund  2,172 415 436 163,642 2,221
Emerging Markets Stock Fund  1,749 431 171 58,342 1,960
Small-Cap Value Fund  1,665 419 286 34,221 1,811
Small-Cap Stock Fund  2,015 470 798 28,193 1,591
New Horizons Fund (3) 1,292 263 116 25,030 1,434
Total Equity Mutual Funds (Cost $72,209) 90,364
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  17 2,467 2,473 216 21
Total Other Mutual Funds (Cost $11) 21

T. ROWE PRICE Retirement Income 2020 Fund

$ Value
12/31/23
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
12/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds  2.1%
T. Rowe Price U.S. Treasury
Money Fund, 4.52% (4) 3,278 6,462 6,062 3,678,341 3,678
Total Short-Term Investments (Cost $3,678) 3,678
Total Investments in Securities
100.0% of Net Assets (Cost $161,931) $ 173,547
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $14 and $622, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Income 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 6 $ 145
Dynamic Global Bond Fund  (47) 146 225
Emerging Markets Bond Fund  (83) 97 339
Emerging Markets Discovery Stock Fund  (21) 70 93
Emerging Markets Stock Fund  (1) (49) 38
Equity Index 500 Fund  330 1,153 98
Floating Rate Fund  (8) 10 153
Growth Stock Fund  1,083 2,044 25
Hedged Equity Fund  167 1,244 140
High Yield Fund  (19) 12 354
International Bond Fund (USD Hedged)  (51) 108 295
International Stock Fund  45 75 101
International Value Equity Fund  4 258 207
Limited Duration Inflation Focused Bond Fund  (111) 72 842
Mid-Cap Growth Fund  313 (27) 19
Mid-Cap Value Fund  362 27 56
New Horizons Fund  65 (5) —
New Income Fund  (163) (512) 1,116
Overseas Stock Fund  35 (24) 203
Real Assets Fund  7 (80) 141
Small-Cap Stock Fund  299 (96) 20
Small-Cap Value Fund  152 13 28
Transition Fund  (3) 10 1
U.S. Large-Cap Core Fund  510 1,067 101
U.S. Treasury Long-Term Index Fund  (107) (449) 210
Value Fund  962 596 221
U.S. Treasury Money Fund, 4.52% — — 196
Affiliates not held at period end 181 (141) —
Totals $ 3,900# $ 5,625 $ 5,367+

T. ROWE PRICE Retirement Income 2020 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $3,287 of the net realized gain (loss).
+ Investment income comprised $5,367 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2020 Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $161,931) $ 173,547
Receivable for shares sold 50
Total assets 173,597
Liabilities
Investment management and administrative fees payable 61
Payable for investment securities purchased 31
Payable for shares redeemed 19
Other liabilities 11
Total liabilities 122
NET ASSETS $ 173,475
Net Assets Consist of:
Total distributable earnings (loss) $ 5,380
Paid-in capital applicable to 19,277,331 shares of $0.0001
par value capital stock outstanding; 30,000,000,000 shares
of the Corporation authorized 168,095
NET ASSETS $ 173,475
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $46,829; Shares outstanding: 5,210,268) $ 8.99
I Class
(Net assets: $126,646; Shares outstanding: 14,067,063) $ 9.00

T. ROWE PRICE Retirement Income 2020 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income distributions from underlying Price Funds $ 5,367
Investment management and administrative expense 709
Net investment income 4,658
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 613
Capital gain distributions from underlying Price Funds 3,287
Net realized gain 3,900
Change in net unrealized gain / loss on underlying Price Funds 5,625
Net realized and unrealized gain / loss 9,525
INCREASE IN NET ASSETS FROM OPERATIONS $ 14,183

T. ROWE PRICE Retirement Income 2020 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,658 $ 3,216
Net realized gain (loss) 3,900 (255)
Change in net unrealized gain / loss 5,625 14,345
Increase in net assets from operations 14,183 17,306
Distributions to shareholders
Net earnings
Investor Class (3,002) (4,046)
I Class (5,496) –
Tax return of capital – –
Investor Class (2,055) (5,792)
I Class (3,789) –
Decrease in net assets from distributions (14,342) (9,838)
Capital share transactions
*
Shares sold
Investor Class 16,360 21,947
I Class 131,628 –
Distributions reinvested
Investor Class 1,553 1,980
I Class 4,123 –
Shares redeemed
Investor Class (121,971) (10,848)
I Class (6,728) –
Increase in net assets from capital share
transactions 24,965 13,079

T. ROWE PRICE Retirement Income 2020 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 24,806 20,547
Beginning of period 148,669 128,122
End of period $ 173,475 $ 148,669
*Share information (000s)
Shares sold
Investor Class 1,786 2,504
I Class 14,337 –
Distributions reinvested
Investor Class 172 220
I Class 457 –
Shares redeemed
Investor Class (13,322) (1,244)
I Class (727) –
Increase in shares outstanding 2,703 1,480

T. ROWE PRICE Retirement Income 2020 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
Income 2020 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds
(underlying Price Funds) that represent various asset classes and sectors.
The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks to provide monthly income.
The fund has two classes of shares: the Retirement Income 2020 Fund
(Investor Class) and Retirement Income 2020 Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions and Investment Income  Investment
transactions are accounted for on the trade date. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Dividends received from underlying

T. ROWE PRICE Retirement Income 2020 Fund

Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date.
Distributions   Distributions to shareholders are recorded on the ex-dividend date. The fund declares and pays twelve equal monthly distributions based on a specified annual payout rate of approximately 5% of the fund’s average net asset value over the prior five years. The monthly distribution rate per share is expected to remain constant from month to month for a particular calendar year and is reset annually each January based on the fund’s historical average net asset value over the previous five years (or, until the fund has five years of operating history, the average net asset value of a similarly managed fund). The estimated sources of each distribution are communicated to shareholders monthly; at fiscal year-end, distributions are re-characterized to ordinary income, capital gain, and return of capital (if any) to reflect their tax character and shareholders are notified of the final sources of the per share distributions.
For the period ended December 31, 2024, the fund made monthly distributions of $0.041 per share to the Investor Class and $0.041 per share to the I Class, and also distributed $0.3025 per share to Investor Class and $0.3025 per share to I Class shareholders of record on December 27, 2024. For the year ended December 31, 2025, the fund intends to make monthly distributions of
$0.0405 per share to Investor Class shareholders and $0.0405 per share to
I Class shareholders.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Retirement Income 2020 Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement Income 2020 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the year ended December 31, 2024, aggregated
$49,935,000 and $31,286,000, respectively.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Retirement Income 2020 Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of distributions from the underlying
Price Funds and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 5,197 $ 3,322
Long-term capital gain 3,301 724
Return of capital 5,844 5,792
Total distributions $ 14,342 $ 9,838
($000s)
Cost of investments $ 168,167
Unrealized appreciation $ 18,532
Unrealized depreciation (13,152)
Net unrealized appreciation (depreciation) $ 5,380
($000s)
Net unrealized appreciation (depreciation) $ 5,380
Total distributable earnings (loss) $ 5,380

T. ROWE PRICE Retirement Income 2020 Fund

for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49% for the
Investor Class and 0.46% to 0.34% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring,  extraordinary expenses; and
acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At December 31, 2024, the effective annual all-inclusive fee rate was
0.52% for the Investor Class and 0.37% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.

T. ROWE PRICE Retirement Income 2020 Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
December 31, 2024, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Retirement Income 2020 Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Retirement Income 2020 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and
Shareholders of T. Rowe Price Retirement Income 2020 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Retirement Income 2020 Fund
(one of the funds constituting T. Rowe Price Retirement Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31,
2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Retirement Income 2020 Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Retirement Income 2020 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $3,301,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $1,254,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $615,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $552,000 and foreign taxes paid of $54,000.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT)
dividends, $54,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1083-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025